Other Non-Operating Income (Expenses)	12 Months Ended
Jun. 30, 2011
Other Non-Operating Income (Expenses) [Abstract]
Other Non-Operating Income (Expenses)
17.	Other non-operating income (expenses)

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Continuing operations
Unrealized exchange gain (loss)	3,042,036	4,475,420	(2,717,886)	(420,498)
Others	3,161,579	1,486,929	1,538,027	237,956

	6,203,615	5,962,349	(1,179,859)	(182,542)